Share-based Compensation - Additional information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 USD ($) Plan shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2021	Dec. 31, 2023 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan			2
Conversion of liability award to equity | $			$ 1,843
Liability Increased | $			290
Share-based compensation, unrecognized | $	$ 60,079		60,079
Liability for share-based compensation - current | $	4,256		4,256			$ 5,809
Share-based compensation | $	$ 12,966	$ 10,907	$ 22,325	$ 18,123
Common Stock, Shares Authorized | shares	1,600,000,000		1,600,000,000			1,600,000,000
Preferred stock, shares authorized | shares	233,333,333		233,333,333
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant | shares	0	0	0	0
Short Term Incentive Program (Member)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 1,694		$ 1,694
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares	15,209,712		15,209,712
Number of additional shares authorized | shares	4,628,958
Conversion of liability award to equity | $			$ 6,276
2021 Plan | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period compensation is expected			3 years
Contractual Life			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant | shares	166,666		166,666
Shares Exercisable | shares	111,108		111,108
Twenty Eighteen And Twenty Twenty One Plan Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 12,966	$ 10,907	$ 22,325	$ 18,123
Minimum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets					0.00%
Award Vesting Period					1 year
Maximum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets					200.00%
Award Vesting Period					3 years
Maximum | Employee Share Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized | shares	2,083,333		2,083,333